As filed with the Securities and Exchange Commission on November 12, 2014

File No. 033-64915

File No. 811-07447

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6 1	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 6 4	☒

(Check appropriate box or boxes)

Virtus Insight Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on April 30, 2014 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	Supplement dated November 12, 2014 to the Virtus Insight Trust prospectus dated April 30, 2014, which contains disclosure required to add Class R6 Shares to the Virtus Emerging Markets Opportunities Fund
3.	Supplement dated November 12, 2014 to the Virtus Insight Trust Statement of Additional Information (“SAI”) dated April 30, 2014, which contains disclosure required to add Class R6 Shares to the Virtus Emerging Markets Opportunities Fund
4.	Part C
5 .	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of completing the registration of Class R6 Shares of the Virtus Emerging Markets Opportunities Fund by inserting disclosure into the prospectuses and SAI necessary and appropriate to add Class R6 Shares to these funds.

But for the supplemental disclosure filed herewith, Parts A and B of Registrant’s Post-Effective Amendment No. 58 to its registration statement filed on April 29, 2014 are incorporated by reference herein and this Post-Effective Amendment No. 6 1 is being filed for the sole purpose of completing the registration of Class R6 Shares of the Virtus Emerging Markets Opportunities Fund.

Virtus Emerging Markets Opportunities Fund,

a series of Virtus Insight Trust

Supplement dated November 12, 2014 to the Summary and

Statutory Prospectuses dated April 30, 2014

Important Notice to Investors

Effective November 12, 2014, Virtus Emerging Markets Opportunities Fund began offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosures.

The fund and ticker symbol table on the front cover of the statutory prospectus is hereby revised to add a column entitled “Class R6 Shares” and to include the ticker symbol VREMX in the row for Virtus Emerging Markets Opportunities Fund and leaving blank the new Class R6 column in each of the rows for the other funds named in the table.

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column as shown below:

Shareholder Fees (fees paid directly from your investment)	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.96%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses
Shareholder Servicing Fees(a)	None
Remainder of Other Expenses	0.24%
Total Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.21%

(a) Estimated for current fiscal year, as annualized.

The Example table is hereby revised to add the Class R6 row as shown below:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$123	$384	$665	$1,466

The disclosure under “Purchase and Sale of Fund Shares” in the fund’s summary prospectus and summary section of the statutory prospectus is hereby revised to include the following information prior to the last paragraph:

For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.

The disclosure under “Payments to Broker-Dealers and Other Financial Intermediaries” in the fund’s summary prospectus and summary section of the statutory prospectus is hereby revised to include the following information:

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.

Under “What are the classes and how do they differ?” on page 43 of the statutory prospectus, the first sentence is revised to indicate that “each fund offers from two to four classes of shares.” Additionally, the table in this section is hereby revised to add a column entitled “Class R6” and to include “None” in the row for the fund and to include “N/A” in the new Class R6 column in each of the rows for the other funds named in the table.

The following disclosure is hereby added under “What arrangement is best for you?” on page 43 of the statutory prospectus after the description of Class I Shares:

Class R6 Shares (Virtus Emerging Markets Opportunities Fund only). Class R6 Shares are available only to employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, where the employer, administrator, sponsor or related person has entered into an agreement with the fund’s Transfer Agent to make Class R6 Shares available to plan participants where plan level or omnibus accounts are held on the books of the fund. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.

Under “Compensation to Dealers” on page 46 of the statutory prospectus, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.

Under “Opening an Account” on page 49 of the statutory prospectus, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy Class R6 Shares.

The section “How to Buy Shares” on page 50 of the statutory prospectus is hereby replaced with the following :

How to Buy Shares

Class A Shares, Class C Shares and Class I Shares

To Open An Account

Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
Through the mail	Complete a new account application and send it with a check payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
Through express delivery	Complete a new account application and send it with a check payable to the fund. Send them to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722.
By Federal Funds wire	Call us at 800-243-1574 (press 1, then 0).
By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to buy Class R6 Shares.

All Share Classes

The price at which a purchase is effected is based on the NAV next determined after receipt of a purchase order in good order by the funds’ Transfer Agent. A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the Transfer Agent, each in legible form.

Each fund reserves the right to refuse any order that may disrupt the efficient management of that fund.

The section “How to Sell Shares” on page 51 of the statutory prospectus is hereby replaced with the following :

How to Sell Shares

Class A Shares, Class C Shares and Class I Shares

To Sell Shares

Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
Through the mail
Send a letter of instruction to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.

Through express delivery
Send a letter of instruction to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.

By telephone	For sales up to $50,000, requests can be made by calling 800-243-1574.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).
By check (fixed income funds only)	If you selected the checkwriting feature, you may write checks for amounts of $250 or more. Checks may not be used to close accounts.

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to sell Class R6 Shares.

All Share Classes

You have the right to have the funds buy back shares at the NAV next determined after receipt of a redemption request in good order by the funds' Transfer Agent or an authorized agent. In the case of a Class C Share redemption and certain Class A Share redemptions, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is generally made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

The section “Things You Should Know When Selling Shares” on page 51 of the statutory prospectus is hereby replaced with the following :

Things You Should Know When Selling Shares

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem or exchange shares of the funds.

Class A Shares, Class C Shares and Class I Shares

Redemption requests will not be honored until all required documents, in proper form, have been received. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record.To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds’ Transfer Agent at 800-243-1574.

Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor.

As stated in the applicable account applications, accounts associated with certain types of retirement plans and individual retirement accounts may incur fees payable to the Transfer Agent in the event of redeeming an account in full. Shareholders with questions about this should contact the funds’ Transfer Agent at 800-243-1574.

Redemptions by Mail

➔ If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:

Send a clear letter of instruction if both of these apply:

•	The proceeds do not exceed $50,000.
•	The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instruction with a signature guarantee when any of these apply:

•	You are selling more than $50,000 worth of shares.
•	The name or address on the account has changed within the last 30 days.
•	You want the proceeds to go to a different name or address than on the account.

➔ If you are selling shares held in a corporate or fiduciary account, please contact the funds’ Transfer Agent at 800-243-1574.

The signature guarantee, if required, must be a STAMP 2000 Medallion guarantee made by an eligible guarantor institution as defined by the funds’ Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. As of the date of this prospectus, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Selling Shares by Telephone

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” in this prospectus.)

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended; however, shareholders would be able to make redemptions through other methods described above.

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy or sell Class R6 Shares

All Share Classes

Payment of Redemptions In Kind

Each fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Investors who are paid redemption proceeds in kind will receive a pro rata share of the fund’s portfolio, which may include illiquid securities. Any securities received remain at market risk until sold. Brokerage commissions and capital gains may be incurred when converting securities received into cash. On any illiquid securities received, the investor will bear the risk of not being able to sell the securities at all.

Investors should retain this supplement with the

Prospectuses for future reference.

VIT 8003 EMOpps AddRShares (11/14)

Virtus Emerging Markets Opportunities Fund,

a series of Virtus Insight Trust

Supplement dated November 12, 2014 to the

Statement of Additional Information (“SAI”) dated April 30, 2014

Important Notice to Investors

Effective November 12, 2014, Virtus Emerging Markets Opportunities Fund began offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the SAI is hereby amended to add the following disclosures.

The fund and ticker symbol table on the front cover of the SAI is hereby revised to add a column entitled “Class R6 Shares” and to include the ticker symbol VREMX in the row for Virtus Emerging Markets Opportunities Fund and leaving blank the new Class R6 column in each of the rows for the other funds named in the table.

Under “Other Virtus Mutual Funds” on page 10, the rows shown below are hereby revised to indicate that each of these funds offers Class R6 Shares, leaving blank the new Class R6 column in each of the rows for the other funds named in the table:

Trust	Fund	Class/Shares
R6
Virtus Alternative Trust	Alternative Total Solution Fund	X
Virtus Equity Trust	Mid-Cap Value Fund	X
	Small-Cap Core Fund	X
Virtus Opportunities Trust	Dynamic AlphaSector Fund	X
	Foreign Opportunities Fund	X
	Multi-Sector Intermediate Bond Fund	X
	International Small-Cap Fund	X
	Premium AlphaSector Fund	X
	Real Estate Securities Fund	X

Under “Dealer Concessions” beginning on page 78, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.

The disclosure under “How to Buy Shares” on page 86 is hereby revised to include the following information after the first paragraph:

For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy Class R6 Shares.

The following disclosure is hereby added under “Alternative Purchase Arrangement?” on page 8 8 of the SAI after the description of Class I Shares:

Class R6 Shares

Class R6 Shares are available only to employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, where the employer, administrator, sponsor or related person has entered into an agreement with the fund’s Transfer Agent to make Class R6 Shares available to plan participants where plan level or omnibus accounts are held on the books of the fund. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.

Under “How to Redeem Shares” on page 90 of the SAI, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to sell Class R6 Shares.

Investors should retain this supplement with the

SAI for future reference.

VIT 8003B SAI EMOpps AddRShares (11/14)

VIRTUS INSIGHT TRUST

PART C — OTHER INFORMATION

Item 28. Exhibits

(a)	Amended Declaration of Trust
1.	Declaration of Trust of the Registrant, dated December 6, 1995, filed via EDGAR with initial Registration Statement (File No. 033-64915) on December 12, 1995 and incorporated herein by reference.

2.	Amendment to Declaration of Trust of the Registrant, dated November 4, 1996, filed via EDGAR with Post-Effective Amendment No. 3 (File No. 033-64915) on February 28, 1997 and incorporated herein by reference.

3.	Amendment to Declaration of Trust of the Registrant, dated June 6, 1997, filed via EDGAR with Post-Effective Amendment No. 5 (File 033-64915) on June 13, 1997 and incorporated herein by reference.

4.	Amendment to Declaration of Trust of the Registrant, dated November 2, 1998, filed via EDGAR with Post-Effective Amendment No. 9 (File No. 033-64915) on November 9, 1998 and incorporated herein by reference.

5.	Amendment to Declaration of Trust of the Registrant, dated February 18, 1999, filed via EDGAR with Post-Effective Amendment No. 10 (File No. 033-64915) on March 2, 1999 and incorporated herein by reference.

6.	Amendment to Declaration of Trust of the Registrant, dated May 1, 2000, filed via EDGAR with Post-Effective Amendment No. 14 (File 033-64915) on May 1, 2000 and incorporated herein by reference.

7.	Amendment to Declaration of Trust of the Registrant, dated September 5, 2000, filed via EDGAR with Post-Effective Amendment No. 16 (File No. 033-64915) on September 5, 2000 and incorporated herein by reference.

8.	Amendment to Declaration of Trust of the Registrant, dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

9.	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10.	Amendment to the Declaration of Trust of the Registrant, dated October 20, 2008, filed via EDGAR with Post-Effective Amendment No. 48 (File No. 033-64915) on April 28, 2009 and incorporated herein by reference.

(b)	Bylaws
1.	Amended and Restated Bylaws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

2.	Amendment No. 1 to the Amended and Restated Bylaws of the Registrant, dated November 17, 2011, filed via EDGAR with Post-Effective Amendment No. 54 (File No. 033-64915) on April 27, 2012 and incorporated herein by reference.

(c)	See Articles V, VI, VII and IX of Registrant’s Declaration of Trust and Articles II and VII of Registrant’s Bylaws, each as amended.

(d)	Investment Advisory Contracts
1.	Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”), dated May 18, 2006, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

a)	First Amendment to Investment Advisory Agreement between Registrant and VIA, dated January 1, 2010, filed via EDGAR (as Exhibit d.7.) with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

2.	Subadvisory Agreement between VIA and BMO Asset Management Corp. (“BMO”), dated May 18, 2006, filed via EDGAR (as Exhibit d.2) with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

3.	Subadvisory Agreement between VIA and Vontobel Asset Management, Inc. (“Vontobel”), dated May 18, 2006, filed via EDGAR (as Exhibit d.3) with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement between VIA and Vontobel, dated January 1, 2010, filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

5.	Subadvisory Agreement between VIA and Newfleet Asset Management , LLC (“Newfleet”) on behalf of Low Duration Income Fund dated May 18, 2012, filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement between VIA and Newfleet on behalf of Tax-Exempt Bond Fund, dated June 15, 2012, filed via EDGAR (as Exhibit d.7) with Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

(e)	Distribution Agreement
1.	Distribution Agreement between Registrant and VP Distributors, LLC (formerly, VP Distributors, Inc.) (“VP Distributors”), dated May 18, 2006, filed via EDGAR(as Exhibit e.1) with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

2.	Form of Sales Agreement between VP Distributors and dealers (April 1, 2014), filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 99 to the Registration Statement of Virtus Equity Trust (“VET”) (File No. 002-16590) on July 28, 2014 and incorporated herein by reference.

(f)	None.

(g)	Custodian Agreement
1.	Master Global Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. dated March 1, 2013, filed via EDGAR (as Exhibit g.1) with Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

(h)	Other Material Contracts
1.	Amended and Restated Transfer Agency and Service Agreement between the Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services, LLC (“Virtus Fund Services”)) dated January 1, 2010, filed via EDGAR (as Exhibit h.6.) with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

a)	Amendment to Amended and Restated Transfer Agent and Service Agreement between the Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services) dated April 14, 2010, filed via EDGAR (as Exhibit h.8.) with Post-Effective Amendment No. 51 (File No. 033-64915) on April 28, 2010 and incorporated herein by reference.

b)	Second Amendment to Amended and Restated Transfer Agent and Service Agreement between the Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services) dated March 15, 2011, filed via EDGAR (as Exhibit h.16.) with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

c)	Third Amendment to Amended and Restated Transfer Agent and Service Agreement between the Virtus Mutual Funds and Virtus Fund Services, LLC dated January 1, 2013, filed via EDGAR (as Exhibit h.1.c) with Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

2.	Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Alternative Solutions Trust (“VAST”), VET, Virtus Opportunities Trust (“VOT”), VP Distributors (since assigned to Virtus Fund Services, LLC) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6.) with Post-Effective Amendment No. 54 (File No. 033-64915) on April 27, 2012 and incorporated herein by reference.

a)	Adoption and Amendment Agreement among the Registrant, VAST, VET, VOT, Virtus Fund Services and BNY Mellon filed via EDGAR (as Exhibit h.2.b) with Pre-effective Amendment No. 4 (File No. 333-191940) to VAST’s Registration Statement on April 4, 2014, and incorporated herein by reference.

b)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VOT, Virtus Fund Services and BNY Mellon filed via EDGAR (as Exhibit h.2.a) with Post-effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

c)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VAST,VET, VOT, Virtus Fund Services and BNY Mellon effective November 12, 2014, to be filed by amendment.

3.	Amended and Restated Administration Agreement between the Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services) dated January 1, 2010, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

a)	First Amendment to Amended and Restated Administration Agreement between the Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services) dated April 14, 2010, filed via EDGAR (as Exhibit h.8.) with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

b)	Second Amendment to Amended and Restated Administration Agreement between the Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services) dated June 30, 2010 filed via EDGAR (as Exhibit h.9.) with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

c)	Third Amendment to Amended and Restated Administration Agreement between the Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services) dated September 14, 2010, filed via EDGAR (as Exhibit h.10.) with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

d)	Fourth Amendment to Amended and Restated Administration Agreement between the Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services) dated January 1, 2011, filed via EDGAR (as Exhibit h.11.) with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

e)	Fifth Amendment to Amended and Restated Administration Agreement between the Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services) dated March 15, 2011, filed via EDGAR (as Exhibit h.12.) with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

f)	Sixth Amendment to Amended and Restated Administration Agreement between the Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services) dated August 28, 2012, filed via EDGAR (as Exhibit h.3.f) with Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

g)	Seventh Amendment to Amended and Restated Administration Agreement between the Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services) dated December 18, 2012, filed via EDGAR (as Exhibit 3.g) with Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

h)	Eighth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, dated June 10, 2013, filed via EDGAR (as Exhibit h.3.h) with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

i)	Ninth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, dated December 18, 2013, filed via EDGAR (as Exhibit h.3.i) with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

j)	Tenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, dated November 13, 2014, filed via EDGAR (as Exhibit h.3.j) with Post-Effective Amendment No. 74 to VOT’s Registration Statement (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

4.	Sub-Administration and Accounting Services Agreement among the Registrant, VET, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon dated January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon dated June 30, 2010 filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon dated September 14, 2010 filed via EDGAR (as Exhibit h.14.) with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon dated March 15, 2011 filed via EDGAR (as Exhibit h.15.) with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon dated August 28, 2012, filed via EDGAR

(as Exhibit h.4.d) with Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon dated December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VOT, Virtus Fund Services and BNY Mellon, dated June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VOT, Virtus Fund Services and BNY Mellon, dated December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VAST, VET, VOT, Virtus Variable Insurance Trust (“VVIT”), VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-effective Amendment No. 3 (File No. 333-191940) to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

i)	Amended Exhibit B to Sub-Administration and Accounting Services Agreement among the Registrant, VAST, VET, VOT, VVIT, VATS, Virtus Fund Services and BNY Mellon, dated November 17, 2014, to be filed by amendment.

5.	Money Market Fund Services Amendment to Sub-Administration and Accounting Services Agreement among the Registrant and BNY Mellon and VP Distributors (since assigned to Virtus Fund Services, LLC) made as of September 28, 2011 and retroactive to December 1, 2010, filed via EDGAR (as Exhibit h.17.) with Post-Effective Amendment No. 54 (File No. 033-64915) on April 27, 2012 and incorporated herein by reference.

6.	Second Amended and Restated Expense Limitation Agreement between Registrant and VIA dated August 23, 2007, filed via EDGAR (as Exhibit h.1.) with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

7.	Fee Waiver Agreement (Class I Shares) between Registrant and VP Distributors dated May 1, 2007, filed via EDGAR (as Exhibit h.2.) with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

8.	Form of Indemnification Agreement with each trustee of the Registrant, effective as of March 18, 2013, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

(i)	Legal Opinion
1.	*Opinion as to legality of the shares filed via EDGAR herewith.
2.	*Consent of Sullivan & Worcester, filed via EDGAR herewith.

(j)	Other Opinions

1.* Consent of Independent Registered Public Accounting Firm, filed via EDGAR herewith.

(k)	Not applicable

(l)	Initial Capital Agreements
1.	Form of Purchase Agreement relating to Initial Capital filed via EDGAR with Post-Effective Amendment No. 3 (File No. 033-64915) on February 28, 1997 and incorporated herein by reference.

2.	Subscription Agreement dated January 14, 1999 between Registrant and FDI Distribution Services, Inc. relating to Advisor Shares filed via EDGAR with Post-Effective Amendment No. 10 (File No. 033-64915) on March 2, 1999 and incorporated herein by reference.

3.	Subscription Agreement dated December 6, 2000 between Registrant and Provident Distributors, Inc. relating to B Shares filed via EDGAR with Post-Effective Amendment No. 18 (File No. 033-64915) on December 28, 2000 and incorporated herein by reference.

(m)	Rule 12b-1 Plans
1.	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), dated March 1, 2007, filed via EDGAR (as Exhibit m.1) with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

2.	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, dated March 1, 2007, filed via EDGAR (as Exhibit m.2) with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

3.	A Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the 1940 Act, dated March 1, 2007, filed via EDGAR (as Exhibit m.3) with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

4.	I Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the 1940 Act, dated March 1, 2007, filed via EDGAR (as Exhibit m.5) with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

(n)	Rule 18f-3 Plan
1.	Amended and Restated Plan ursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of August 21, 2014, filed via EDGAR (as Exhibit n.1) with Post-Effective Amendment No. 74 to VOT’s Registration Statement (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

a)	First Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of November 13, 2014, filed via EDGAR (as Exhibit n.1.a) with Post-Effective Amendment No. 74 to VOT’s Registration Statement (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics
1.	Amended and Restated Code of Ethics of the Registrant and other Virtus Funds dated March 25, 2014, filed via EDGAR (as Exhibit p.1) with Pre-effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VIA, VP Distributors and other Virtus Affiliates dated July 1, 2014, filed via EDGAR (as Exhibit p.2) with Post-effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

3.	Standards of Business Conduct and Code of Ethics of Subadviser BMO amended as of October 1, 2013, filed via EDGAR (as Exhibit p.3) with Post-Effective Amendment No. 70 to the Registration Statement of Virtus Opportunities Trust (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

4.	Code of Ethics of Subadviser Vontobel dated February 2, 2012, filed via EDGAR (as Exhibit p.4) with Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

(q)	Power of Attorney for all Trustees, filed via EDGAR (as Exhibit q) with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

*	Filed herewith.

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 18 of the Underwriting Agreement incorporated herein by reference to Exhibit E.1 of the Registrant’s Registration Statement. Indemnification of Registrant’s Custodian is provided for in section 7 of the Master Global Custody Agreement incorporated herein by reference to Exhibit G of the Registrant’s Registration Statement. The indemnification of Registrant’s Transfer Agent and Administrator is provided in Article 6 of the Amended and Restated Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.5 of the Registrant’s Registration Statement. The Trust has entered into Indemnification Agreements with each trustee dated March 18, 2013, the form of which is incorporated herein by reference to Exhibit H.8 of the Registrant’s Registration Statement, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant.

In addition, Article IV of the Registrant’s Declaration of Trust incorporated herein by reference to Exhibit A.1 of the Registrant’s Registration Statement, provides in relevant part as follows:

“Section 4.1 No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property, or to the Property of one or more specific Series of the Trust if the claim arises from the conduct of such Trustee, officer, employee or agent with respect to only such Series, for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder out of the Trust Property for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series whose Shares were held by said Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

…Section 4.3 (a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series, to the fullest extent permitted by the law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words ‘claim’, ‘action’, ‘suit’, or ‘proceeding’ shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words ‘liability’ and ‘expenses’ shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof; (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.”

Article VI Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibit B.1 of the Registrant’s Registration Statement, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Master Global Custody Agreement, Sub-Administration Agreement and Sub-Transfer Agency and Service Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser and Subadvisers

See “Management of the Funds” in the Prospectus and “Investment Advisory and Other Services” and “Management of the Trust” in the Statement of Additional Information for information which is included in this Post-Effective Amendment regarding the business of the Adviser and Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers in the last two years, reference is made to the Adviser’s and Subadvisers’ current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Adviser	SEC File No.:
VIA	801-5995
BMO	801-35533
Newfleet	801-51559
Vontobel	801-21953

Item 32.	Principal Underwriter
(a)	VP Distributors serves as the principal underwriter for the following registrants:

Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Insight Trust, Virtus Opportunities Trust and Virtus Variable Insurance Trust.

(b)	Directors and executive officers of VP Distributors, 100 Pearl Street, Hartford, CT 06103 are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
George R. Aylward	Executive Vice President	President and Trustee
Kevin J. Carr	Vice President, Counsel and Secretary	Senior Vice President, Counsel, Chief Legal Officer and Secretary
Nancy J. Engberg	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer
David Hanley	Vice President and Treasurer	None
Barry Mandinach	President	None
David C. Martin	Vice President and Chief Compliance Officer	None
Francis G. Waltman	Executive Vice President	Executive Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Trust:	Principal Underwriter:
Kevin J. Carr, Esq. 100 Pearl Street Hartford, CT 06103	VP Distributors, LLC 100 Pearl Street Hartford, CT 06103

Investment Adviser:	Custodian:
Virtus Investment Advisers, Inc. 100 Pearl Street Hartford, CT 06103	JPMorgan Chase Bank, National Association One Chase Manhattan Plaza, 19th Floor New York, NY 10005

Fund Accountant, Sub-administrator, Sub-Transfer Agent and Dividend Dispersing Agent:	Administrator and Transfer Agent:
BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809	Virtus Fund Services, LLC 100 Pearl Street Hartford, CT 06103

Subadviser to Low Duration Income Fund and Tax-Exempt Bond Fund:	Subadviser to Emerging Markets Opportunities Fund:
Newfleet Asset Management, LLC 100 Pearl Street Hartford, CT 06103	Vontobel Asset Management, Inc. 1540 Broadway, 38th Floor New York, NY 10036

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

Item 28.	Exhibits

i.1	Opinion of Counsel as to legality of shares
i.2	Consent of Sullivan & Worcester
j	Consent of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirments for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 12th day of November , 2014.

VIRTUS INSIGHT TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 12th day of November , 2014.

Signature	Title
/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)
/s/ W. Patrick Bradley
W. Patrick Bradley	Senior Vice President, Chief Financial Officer and Treasurer (principal financial and accounting officer)
/s/ Leroy Keith, Jr.
Leroy Keith, Jr.*	Trustee
/s/ Philip R. McLoughlin
Philip R. McLoughlin*	Trustee and Chairman
/s/ Geraldine M. McNamara
Geraldine M. McNamara*	Trustee
/s/ James M. Oates
James M. Oates*	Trustee
/s/ Richard E. Segerson
Richard E. Segerson*	Trustee
/s/ Ferdinand L.J. Verdonck
Ferdinand L.J. Verdonck*	Trustee

*By	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney